Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER RISING DIVIDENDS FUND
Central Index Key	dei_EntityCentralIndexKey	0000312555
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2015
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015